Share Capital - Schedule of Paid in Surplus Includes Stock Based Compensation Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Beginning Balance	$ 4,377	$ 4,367
Stock-Based Compensation Expense	14	10
Ending Balance	4,391	4,377
Pre-Arrangement Earnings [member]
Disclosure of reserves within equity [line items]
Beginning Balance	4,086	4,086
Stock-Based Compensation Expense	0	0
Ending Balance	4,086	4,086
Stock-Based Compensation [member]
Disclosure of reserves within equity [line items]
Beginning Balance	291	281
Stock-Based Compensation Expense	14	10
Ending Balance	$ 305	$ 291